Eaton Vance

Income Fund of Boston

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 0.7%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)(2)	177,636	$2,582,827

		$2,582,827

Consumer Products — 0.0%(3)
HF Holdings, Inc.(1)(4)(5)	3,400	$194,208

		$194,208

Diversified Media — 0.0%(3)
Clear Channel Outdoor Holdings, Inc.(1)(2)	139,418	$277,442

		$277,442

Energy — 0.3%
Ascent CNR Corp., Class A(1)(4)(5)	32,029,863	$6,726,271
EP Energy Corp.(1)	56,990	2,450,570
Extraction Oil & Gas, Inc.(1)	394,075	11,034,106
Extraction Oil & Gas, Inc.(1)(4)(5)	18,798	522,844
Nine Point Energy Holdings, Inc.(1)(4)(5)	157,059	0

		$20,733,791

Environmental — 0.1%
GFL Environmental, Inc.	300,300	$8,495,487

		$8,495,487

Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(4)(5)	36	$0

		$0

Homebuilders & Real Estate — 0.2%
VICI Properties, Inc.	524,000	$13,246,720

		$13,246,720

Total Common Stocks (identified cost $54,661,405)		$45,530,475

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$10,485	$11,096,911

		$11,096,911

Leisure — 0.0%(3)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(6)	$1,533	$1,869,652

		$1,869,652

Total Convertible Bonds (identified cost $11,751,787)		$12,966,563

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(1)(4)(5)	2,928	$0

		$0

Environmental — 0.2%
GFL Environmental, Inc., 6.00%	253,066	$17,266,693

		$17,266,693

Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	213,119	$11,994,338

		$11,994,338

Total Convertible Preferred Stocks (identified cost $27,424,233)		$29,261,031

Corporate Bonds & Notes — 90.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 2.9%
Bombardier, Inc., 6.00%, 10/15/22(6)	12,224	$12,155,240
Bombardier, Inc., 6.125%, 1/15/23(6)	16,066	16,149,543
Bombardier, Inc., 7.875%, 4/15/27(6)	4,305	3,980,834
BWX Technologies, Inc., 4.125%, 6/30/28(6)	8,345	8,746,603

Security	Principal Amount* (000’s omitted)		Value
BWX Technologies, Inc., 5.375%, 7/15/26(6)		10,495	$10,890,557
Howmet Aerospace, Inc., 6.875%, 5/1/25		10,980	12,805,425
Moog, Inc., 4.25%, 12/15/27(6)		10,223	10,619,141
Rolls-Royce PLC, 5.75%, 10/15/27(6)		17,617	18,872,211
Science Applications International Corp., 4.875%, 4/1/28(6)		5,020	5,292,184
Spirit AeroSystems, Inc., 7.50%, 4/15/25(6)		19,026	20,445,149
TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,304,115
TransDigm, Inc., 4.625%, 1/15/29(6)		11,770	11,703,853
TransDigm, Inc., 5.50%, 11/15/27		15,419	15,846,106
TransDigm, Inc., 6.25%, 3/15/26(6)		16,947	17,946,110
TransDigm, Inc., 6.375%, 6/15/26		9,600	9,930,000
TransDigm, Inc., 6.50%, 5/15/25		7,070	7,260,006
TransDigm, Inc., 7.50%, 3/15/27		7,253	7,772,968

			$195,720,045

Air Transportation — 0.6%
Delta Air Lines, Inc., 7.375%, 1/15/26		6,053	$6,958,179
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(6)		6,480	6,926,961
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(6)		6,503	7,210,205
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(6)		21,441	23,477,895

			$44,573,240

Automotive & Auto Parts — 4.7%
Clarios Global, L.P., 6.75%, 5/15/25(6)		4,047	$4,317,663
Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(7)	EUR	23,368	29,335,336
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(6)		8,013	8,537,210
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(6)		24,419	25,900,012
Ford Motor Co., 4.75%, 1/15/43		19,531	19,737,132
Ford Motor Co., 7.45%, 7/16/31		11,225	14,360,984
Ford Motor Co., 8.50%, 4/21/23		19,419	21,783,263
Ford Motor Co., 9.00%, 4/22/25		23,301	28,428,036
Ford Motor Co., 9.625%, 4/22/30		9,753	13,837,494
Ford Motor Credit Co., LLC, 1.456%, (3 mo. USD LIBOR + 1.24%), 2/15/23(8)		2,470	2,405,885
Ford Motor Credit Co., LLC, 1.521%, (3 mo. USD LIBOR + 1.27%), 3/28/22(8)		1,590	1,580,242
Ford Motor Credit Co., LLC, 2.979%, 8/3/22		408	413,100
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		3,749	3,797,456
Ford Motor Credit Co., LLC, 3.339%, 3/28/22		3,932	3,988,149
Ford Motor Credit Co., LLC, 3.37%, 11/17/23		9,445	9,622,755
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		3,958	4,017,984
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		19,720	20,317,516
Ford Motor Credit Co., LLC, 4.00%, 11/13/30		9,839	10,097,274
Ford Motor Credit Co., LLC, 4.125%, 8/17/27		35,978	37,911,818
Ford Motor Credit Co., LLC, 4.25%, 9/20/22		3,814	3,944,248
Ford Motor Credit Co., LLC, 4.271%, 1/9/27		4,368	4,610,970
Ford Motor Credit Co., LLC, 4.375%, 8/6/23		2,493	2,602,592
Ford Motor Credit Co., LLC, 5.113%, 5/3/29		5,476	6,033,936
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		9,083	9,875,492
Ford Motor Credit Co., LLC, 5.584%, 3/18/24		1,976	2,137,795
Ford Motor Credit Co., LLC, 5.596%, 1/7/22		8,549	8,826,843
Navistar International Corp., 9.50%, 5/1/25(6)		4,680	5,218,340
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)		14,912	15,326,181

			$318,965,706

Security	Principal Amount* (000’s omitted)	Value
Banking & Thrifts — 0.6%
CIT Bank, N.A., 2.969% to 9/27/24, 9/27/25(9)	5,000	$5,309,375
CIT Group, Inc., 4.125%, 3/9/21	6,872	6,878,872
CIT Group, Inc., 6.125%, 3/9/28	4,300	5,358,058
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(9)(10)	12,584	12,964,666
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(9)(10)	9,210	10,358,401

		$40,869,372

Broadcasting — 2.9%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(6)(11)	4,281	$4,313,108
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(6)	19,767	15,986,561
iHeartCommunications, Inc., 6.375%, 5/1/26	670	715,111
iHeartCommunications, Inc., 8.375%, 5/1/27	10,370	11,079,460
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(6)	10,610	10,867,558
Netflix, Inc., 4.875%, 6/15/30(6)	13,181	16,039,629
Netflix, Inc., 5.375%, 11/15/29(6)	5,536	6,926,920
Netflix, Inc., 5.50%, 2/15/22	8,685	9,102,966
Netflix, Inc., 5.875%, 2/15/25	5,730	6,710,059
Netflix, Inc., 5.875%, 11/15/28	12,610	15,841,313
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(6)	9,776	10,392,132
Scripps Escrow, Inc., 5.875%, 7/15/27(6)	7,671	8,004,305
Scripps Escrow II, Inc., 5.375%, 1/15/31(6)	7,490	7,578,944
Sirius XM Radio, Inc., 4.125%, 7/1/30(6)	19,958	20,589,471
Sirius XM Radio, Inc., 4.625%, 7/15/24(6)	11,738	12,151,295
Sirius XM Radio, Inc., 5.00%, 8/1/27(6)	16,487	17,352,567
TEGNA, Inc., 4.625%, 3/15/28(6)	2,813	2,853,057
TEGNA, Inc., 4.75%, 3/15/26(6)	4,164	4,419,045
TEGNA, Inc., 5.00%, 9/15/29	5,600	5,832,680
Townsquare Media, Inc., 6.875%, 2/1/26(6)	11,231	11,617,066

		$198,373,247

Building Materials — 1.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(6)	10,586	$11,327,020
Builders FirstSource, Inc., 6.75%, 6/1/27(6)	16,753	18,051,358
Masonite International Corp., 5.375%, 2/1/28(6)	12,664	13,579,607
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(6)	18,461	19,433,433
Standard Industries, Inc., 4.375%, 7/15/30(6)	10,136	10,772,389
Standard Industries, Inc., 4.75%, 1/15/28(6)	5,000	5,276,500
Standard Industries, Inc., 5.00%, 2/15/27(6)	3,894	4,061,929
WESCO Distribution, Inc., 7.125%, 6/15/25(6)	8,903	9,699,106
WESCO Distribution, Inc., 7.25%, 6/15/28(6)	7,946	8,937,422
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(11)(12)	6,938	7,033,398

		$108,172,162

Cable & Satellite TV — 4.7%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(6)	15,415	$15,815,019
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(6)	34,399	36,269,446
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(6)	5,840	6,082,185
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(6)	23,215	24,723,279
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(6)	4,414	4,793,383
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(6)	11,655	12,040,198

Security	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC, 3.375%, 2/15/31(6)		8,257	$8,067,914
CSC Holdings, LLC, 4.125%, 12/1/30(6)		18,990	19,434,366
CSC Holdings, LLC, 4.625%, 12/1/30(6)		13,928	14,225,850
CSC Holdings, LLC, 5.50%, 5/15/26(6)		14,955	15,530,169
CSC Holdings, LLC, 5.75%, 1/15/30(6)		25,203	27,085,664
CSC Holdings, LLC, 5.875%, 9/15/22		15,715	16,589,147
CSC Holdings, LLC, 6.50%, 2/1/29(6)		3,831	4,270,339
CSC Holdings, LLC, 6.75%, 11/15/21		12,915	13,403,316
CSC Holdings, LLC, 7.50%, 4/1/28(6)		4,369	4,850,180
DISH DBS Corp., 5.875%, 7/15/22		9,745	10,144,545
DISH DBS Corp., 5.875%, 11/15/24		1,805	1,873,112
DISH DBS Corp., 6.75%, 6/1/21		2,662	2,705,391
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(6)		11,033	11,632,920
UPC Holding B.V., 5.50%, 1/15/28(6)		3,370	3,532,181
Virgin Media Finance PLC, 5.00%, 7/15/30(6)		8,222	8,475,073
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(6)		10,359	10,831,629
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	11,403	16,092,537
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		2,000	2,092,000
Ziggo B.V., 4.875%, 1/15/30(6)		6,012	6,312,480
Ziggo B.V., 5.50%, 1/15/27(6)		20,701	21,617,019
Ziggo Bond Co., B.V., 6.00%, 1/15/27(6)		3,310	3,473,431

			$321,962,773

Capital Goods — 0.4%
Colfax Corp., 6.00%, 2/15/24(6)		3,378	$3,496,230
Colfax Corp., 6.375%, 2/15/26(6)		5,532	5,935,974
Hillman Group, Inc. (The), 6.375%, 7/15/22(6)		18,632	18,613,089

			$28,045,293

Chemicals — 1.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		25,050	$26,908,459
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(6)		24,828	25,663,214
OCI N.V., 5.25%, 11/1/24(6)		4,571	4,731,739
SPCM S.A., 4.875%, 9/15/25(6)		12,913	13,316,531
Valvoline, Inc., 3.625%, 6/15/31(6)		7,931	7,970,655
Valvoline, Inc., 4.25%, 2/15/30(6)		11,891	12,443,932
W.R. Grace & Co., 4.875%, 6/15/27(6)		14,574	15,301,881
W.R. Grace & Co., 5.625%, 10/1/24(6)		2,500	2,722,138

			$109,058,549

Consumer Products — 0.5%
Edgewell Personal Care Co., 5.50%, 6/1/28(6)		9,073	$9,718,226
Energizer Holdings, Inc., 4.375%, 3/31/29(6)		6,740	6,901,760
Prestige Brands, Inc., 5.125%, 1/15/28(6)		8,916	9,498,215
Spectrum Brands, Inc., 5.00%, 10/1/29(6)		2,968	3,148,477
Spectrum Brands, Inc., 5.50%, 7/15/30(6)		6,121	6,591,552

			$35,858,230

Security	Principal Amount* (000’s omitted)		Value
Containers — 0.9%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(7)(12)	EUR	9,014	$11,258,199
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(6)(12)		1,313	1,381,933
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(6)		5,255	5,425,787
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(6)		19,072	19,787,963
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,946,958
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,413,460
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	6,781	8,353,931
Silgan Holdings, Inc., 4.125%, 2/1/28		2,000	2,080,000
Trivium Packaging Finance B.V., 5.50%, 8/15/26(6)		5,806	6,132,297

			$64,780,528

Diversified Financial Services — 1.3%
AG Issuer, LLC, 6.25%, 3/1/28(6)		8,454	$8,854,635
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		10,395	10,830,291
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		12,293	12,938,628
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		6,052	6,061,078
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		11,803	12,498,528
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		5,685	5,876,869
MSCI, Inc., 3.625%, 9/1/30(6)		3,903	4,148,772
MSCI, Inc., 3.875%, 2/15/31(6)		11,022	11,738,981
PRA Group, Inc., 7.375%, 9/1/25(6)		17,391	18,684,456

			$91,632,238

Diversified Media — 2.0%
ANGI Group, LLC, 3.875%, 8/15/28(6)		4,095	$4,087,322
Arches Buyer, Inc., 4.25%, 6/1/28(6)		12,701	12,708,938
Arches Buyer, Inc., 6.125%, 12/1/28(6)		8,881	9,119,677
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(6)		12,883	13,172,868
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24		15,256	15,898,049
National CineMedia, LLC, 5.875%, 4/15/28(6)		14,872	13,459,160
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(6)		1,201	1,207,383
Nielsen Finance, LLC/Nielsen Finance Co., 5.625%, 10/1/28(6)		4,230	4,528,405
Nielsen Finance, LLC/Nielsen Finance Co., 5.875%, 10/1/30(6)		4,230	4,707,144
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(6)		1,263	1,261,421
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(6)		8,819	9,353,652
Terrier Media Buyer, Inc., 8.875%, 12/15/27(6)		23,939	25,928,929
Urban One, Inc., 7.375%, 2/1/28(6)		19,362	19,586,793

			$135,019,741

Energy — 11.5%
Aethon III BR, LLC, 1.50%, 10/1/25(4)		23,440	$23,364,992
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)(11)		5,759	5,902,975
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		5,305	5,848,763
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		1,553	1,712,509
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(6)		19,535	19,519,128
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(6)		8,595	9,213,840
Apache Corp., 4.25%, 1/15/30		13,106	12,966,749
Apache Corp., 4.375%, 10/15/28		6,613	6,594,087
Apache Corp., 4.625%, 11/15/25		5,445	5,587,931
Apache Corp., 4.875%, 11/15/27		6,855	7,053,795
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(6)		5,842	5,977,096
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(6)		8,442	8,077,939
Berry Petroleum Co., LLC, 7.00%, 2/15/26(6)		2,670	2,546,005

Security	Principal Amount* (000’s omitted)	Value
Buckeye Partners, L.P., 4.50%, 3/1/28(6)	11,934	$12,356,702
Cenovus Energy, Inc., 6.75%, 11/15/39	1,743	2,260,399
Centennial Resource Production, LLC, 5.375%, 1/15/26(6)	4,745	3,994,697
Centennial Resource Production, LLC, 6.875%, 4/1/27(6)	14,801	12,883,160
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	7,659	8,919,720
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	12,403	13,351,705
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,726,500
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	8,670	9,034,574
Cheniere Energy, Inc., 4.625%, 10/15/28(6)	10,687	11,194,633
CNX Resources Corp., 6.00%, 1/15/29(6)	9,361	9,691,677
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(6)	13,823	13,235,522
Continental Resources, Inc., 4.375%, 1/15/28	10,672	10,896,539
Continental Resources, Inc., 4.90%, 6/1/44	407	394,027
Continental Resources, Inc., 5.75%, 1/15/31(6)	14,411	15,621,524
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(6)	7,748	7,473,876
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(6)	32,062	31,966,455
CVR Energy, Inc., 5.75%, 2/15/28(6)	11,824	11,628,017
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(6)	10,900	11,301,937
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(6)	7,380	7,656,750
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(6)	6,019	6,389,169
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(6)	6,165	6,594,608
Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,763,406
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(9)(10)	5,295	4,302,188
EnLink Midstream, LLC, 5.375%, 6/1/29	4,795	4,588,216
EnLink Midstream, LLC, 5.625%, 1/15/28(6)	3,007	3,007,000
EQM Midstream Partners, L.P., 4.50%, 1/15/29(6)	8,599	8,316,050
EQM Midstream Partners, L.P., 4.75%, 1/15/31(6)	8,599	8,312,051
EQM Midstream Partners, L.P., 6.00%, 7/1/25(6)	6,182	6,474,532
EQM Midstream Partners, L.P., 6.50%, 7/1/27(6)	6,208	6,656,280
EQT Corp., 5.00%, 1/15/29	3,261	3,554,490
EQT Corp., 7.875%, 2/1/25	3,437	4,055,127
EQT Corp., 8.75%, 2/1/30	5,041	6,434,685
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	9,727	9,261,806
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(6)	17,797	11,345,587
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 2/1/29(6)	6,919	7,048,351
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 2/1/31(6)	5,536	5,629,420
Laredo Petroleum, Inc., 9.50%, 1/15/25	3,120	2,680,267
Laredo Petroleum, Inc., 10.125%, 1/15/28	4,701	4,099,272
Matador Resources Co., 5.875%, 9/15/26	15,245	14,578,031
MEG Energy Corp., 5.875%, 2/1/29(6)(11)	7,125	7,089,375
MEG Energy Corp., 7.125%, 2/1/27(6)	16,840	17,418,875
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(6)	12,758	10,827,013
Nabors Industries, Ltd., 7.25%, 1/15/26(6)	4,657	3,783,463
Nabors Industries, Ltd., 7.50%, 1/15/28(6)	5,019	3,924,231
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	35,848	35,131,040
Nine Energy Service, Inc., 8.75%, 11/1/23(6)	3,556	1,482,408
Occidental Petroleum Corp., 2.90%, 8/15/24	811	785,656
Occidental Petroleum Corp., 3.40%, 4/15/26	4,169	4,032,173
Occidental Petroleum Corp., 3.45%, 7/15/24	2,046	1,969,275
Occidental Petroleum Corp., 3.50%, 8/15/29	5,213	4,843,503
Occidental Petroleum Corp., 4.20%, 3/15/48	8,139	6,846,934
Occidental Petroleum Corp., 4.40%, 8/15/49	6,626	5,644,524
Occidental Petroleum Corp., 4.625%, 6/15/45	4,425	3,869,165

Security	Principal Amount* (000’s omitted)	Value
Occidental Petroleum Corp., 6.125%, 1/1/31	11,929	$12,999,031
Occidental Petroleum Corp., 6.20%, 3/15/40	4,187	4,364,948
Occidental Petroleum Corp., 6.375%, 9/1/28	5,072	5,537,990
Occidental Petroleum Corp., 6.625%, 9/1/30	13,861	15,614,416
Occidental Petroleum Corp., 8.50%, 7/15/27	17,429	20,506,526
Occidental Petroleum Corp., 8.875%, 7/15/30	14,937	18,779,543
Ovintiv Exploration, Inc., 5.375%, 1/1/26	6,594	7,210,138
Ovintiv Exploration, Inc., 5.625%, 7/1/24	2,406	2,620,378
Ovintiv, Inc., 6.50%, 2/1/38	442	527,320
Ovintiv, Inc., 8.125%, 9/15/30	2,450	3,220,998
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(9)(10)	22,848	19,016,390
Precision Drilling Corp., 5.25%, 11/15/24	2,656	2,451,820
Precision Drilling Corp., 7.125%, 1/15/26(6)	3,570	3,471,825
Precision Drilling Corp., 7.75%, 12/15/23	1,651	1,647,904
Seven Generations Energy, Ltd., 5.375%, 9/30/25(6)	29,582	30,126,702
Seven Generations Energy, Ltd., 6.875%, 6/30/23(6)	1,073	1,088,982
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(6)	18,610	10,177,344
Southwestern Energy Co., 7.50%, 4/1/26	955	999,217
Southwestern Energy Co., 8.375%, 9/15/28	9,390	10,065,892
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 5/15/29(6)	8,737	8,946,513
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	6,768,533
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	4,107	4,425,293
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29	8,212	9,079,393
TechnipFMC PLC, 6.50%, 2/1/26(6)	8,609	8,975,513
Transocean Guardian, Ltd., 5.875%, 1/15/24(6)	5,296	4,697,001
Transocean Pontus, Ltd., 6.125%, 8/1/25(6)	3,892	3,607,583
Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	3,018	2,721,859
Western Midstream Operating, L.P., 4.50%, 3/1/28	1,247	1,296,880
Western Midstream Operating, L.P., 4.75%, 8/15/28	1,251	1,326,060
Western Midstream Operating, L.P., 5.05%, 2/1/30	9,985	10,996,830

		$785,961,216

Entertainment & Film — 0.7%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(6)	16,047	$16,448,175
Cinemark USA, Inc., 4.875%, 6/1/23	20,000	19,262,500
Live Nation Entertainment, Inc., 3.75%, 1/15/28(6)	4,264	4,310,201
Live Nation Entertainment, Inc., 4.75%, 10/15/27(6)	7,668	7,699,170

		$47,720,046

Environmental — 1.7%
Clean Harbors, Inc., 4.875%, 7/15/27(6)	4,075	$4,297,332
Clean Harbors, Inc., 5.125%, 7/15/29(6)	4,445	4,835,871
Covanta Holding Corp., 5.00%, 9/1/30	14,202	14,929,852
Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,491,038
Covanta Holding Corp., 6.00%, 1/1/27	15,280	16,015,121
GFL Environmental, Inc., 3.50%, 9/1/28(6)	14,830	14,612,296
GFL Environmental, Inc., 3.75%, 8/1/25(6)	7,155	7,311,516
GFL Environmental, Inc., 4.25%, 6/1/25(6)	11,354	11,744,294
GFL Environmental, Inc., 8.50%, 5/1/27(6)	20,923	23,172,222

Security	Principal Amount* (000’s omitted)	Value
Tervita Corp., 11.00%, 12/1/25(6)	10,590	$11,543,100
Waste Pro USA, Inc., 5.50%, 2/15/26(6)	1,911	1,973,308

		$117,925,950

Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 3/15/29(6)	4,280	$4,231,850
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(6)	7,881	8,431,020
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.75%, 3/15/25	1,522	1,578,915
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(6)	7,375	7,966,549
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(6)	4,000	4,417,500
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)	3,245	3,253,113
Murphy Oil USA, Inc., 4.75%, 9/15/29	5,305	5,689,957
Murphy Oil USA, Inc., 5.625%, 5/1/27	10,031	10,771,388

		$46,340,292

Food, Beverage & Tobacco — 3.2%
Central Garden & Pet Co., 4.125%, 10/15/30	2,943	$3,082,145
Central Garden & Pet Co., 5.125%, 2/1/28	7,758	8,212,308
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(6)	4,234	4,329,265
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)	9,939	10,845,934
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(6)	11,973	13,617,372
Kraft Heinz Foods Co., 3.875%, 5/15/27	10,085	11,053,173
Kraft Heinz Foods Co., 4.25%, 3/1/31	12,085	13,622,212
Kraft Heinz Foods Co., 4.375%, 6/1/46	39,091	41,691,353
Kraft Heinz Foods Co., 4.625%, 1/30/29	3,000	3,429,108
Kraft Heinz Foods Co., 4.625%, 10/1/39	4,208	4,589,262
Kraft Heinz Foods Co., 5.50%, 6/1/50	10,085	12,440,501
Performance Food Group, Inc., 5.50%, 10/15/27(6)	15,524	16,367,419
Performance Food Group, Inc., 6.875%, 5/1/25(6)	9,425	10,175,937
Post Holdings, Inc., 4.625%, 4/15/30(6)	12,117	12,574,053
Post Holdings, Inc., 5.00%, 8/15/26(6)	5,851	6,045,634
TreeHouse Foods, Inc., 4.00%, 9/1/28	10,083	10,202,736
United Natural Foods, Inc., 6.75%, 10/15/28(6)	9,597	10,160,824
US Foods, Inc., 4.75%, 2/15/29(6)(11)	14,666	14,720,997
US Foods, Inc., 5.875%, 6/15/24(6)	13,645	13,872,530

		$221,032,763

Gaming — 2.4%
Caesars Entertainment, Inc., 6.25%, 7/1/25(6)	22,288	$23,517,629
Caesars Entertainment, Inc., 8.125%, 7/1/27(6)	27,984	30,748,959
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(6)	18,909	18,841,306
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(6)	22,928	21,320,632
Golden Nugget, Inc., 6.75%, 10/15/24(6)	12,712	12,757,128
MGM Resorts International, 4.75%, 10/15/28	15,992	16,690,850
MGM Resorts International, 7.75%, 3/15/22	13,100	13,926,937
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(6)	7,786	8,367,264
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(6)	11,985	12,591,741
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	5,021	5,103,746

		$163,866,192

Security	Principal Amount* (000’s omitted)		Value
Healthcare — 11.2%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(6)		5,924	$6,249,820
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(6)		8,636	9,213,532
AdaptHealth, LLC, 4.625%, 8/1/29(6)		6,368	6,512,172
AdaptHealth, LLC, 6.125%, 8/1/28(6)		6,030	6,497,325
AMN Healthcare, Inc., 4.00%, 4/15/29(6)		10,075	10,314,281
AMN Healthcare, Inc., 4.625%, 10/1/27(6)		4,205	4,375,828
Avantor Funding, Inc., 4.625%, 7/15/28(6)		14,329	15,071,099
Bausch Health Americas, Inc., 8.50%, 1/31/27(6)		18,651	20,682,374
Bausch Health Americas, Inc., 9.25%, 4/1/26(6)		4,735	5,261,532
Bausch Health Cos., Inc., 5.00%, 1/30/28(6)		8,013	8,265,810
Bausch Health Cos., Inc., 5.00%, 2/15/29(6)		10,782	11,057,264
Bausch Health Cos., Inc., 5.25%, 1/30/30(6)		11,512	11,899,724
Bausch Health Cos., Inc., 5.25%, 2/15/31(6)		4,386	4,519,115
Bausch Health Cos., Inc., 5.50%, 11/1/25(6)		7,041	7,257,159
Bausch Health Cos., Inc., 5.75%, 8/15/27(6)		2,927	3,155,672
Bausch Health Cos., Inc., 6.125%, 4/15/25(6)		2,420	2,481,855
Bausch Health Cos., Inc., 6.25%, 2/15/29(6)		12,660	13,597,093
Bausch Health Cos., Inc., 7.00%, 3/15/24(6)		18,304	18,728,653
Bausch Health Cos., Inc., 7.00%, 1/15/28(6)		3,834	4,155,634
Bausch Health Cos., Inc., 7.25%, 5/30/29(6)		4,201	4,685,942
Bausch Health Cos., Inc., 9.00%, 12/15/25(6)		16,210	17,824,111
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(7)	EUR	2,850	3,465,257
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(6)		4,854	5,123,106
Centene Corp., 3.00%, 10/15/30		21,528	22,544,122
Centene Corp., 3.375%, 2/15/30		40,797	42,798,705
Centene Corp., 4.25%, 12/15/27		7,680	8,142,336
Centene Corp., 4.625%, 12/15/29		14,039	15,583,290
Centene Corp., 5.375%, 6/1/26(6)		18,665	19,545,988
Centene Corp., 5.375%, 8/15/26(6)		4,780	5,024,975
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(6)		6,521	6,716,630
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(6)(11)		8,609	8,619,761
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(6)		8,673	9,117,491
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(6)		7,763	8,257,891
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(6)(11)		9,926	10,056,279
CHS/Community Health Systems, Inc., 8.125%, 6/30/24(6)		3,611	3,800,578
DaVita, Inc., 3.75%, 2/15/31(6)		13,486	13,401,712
Emergent BioSolutions, Inc., 3.875%, 8/15/28(6)		10,120	10,407,560
Encompass Health Corp., 4.50%, 2/1/28		7,761	8,094,257
Encompass Health Corp., 4.625%, 4/1/31		7,698	8,188,748
Encompass Health Corp., 4.75%, 2/1/30		18,501	19,930,757
Grifols S.A., 2.25%, 11/15/27(7)	EUR	14,415	17,775,151
HCA, Inc., 3.50%, 9/1/30		8,563	8,900,532
HCA, Inc., 5.375%, 9/1/26		11,055	12,614,197
HCA, Inc., 5.625%, 9/1/28		13,635	15,993,105
HCA, Inc., 5.875%, 2/15/26		13,250	15,171,250
HCA, Inc., 5.875%, 2/1/29		7,681	9,161,897
IQVIA, Inc., 5.00%, 5/15/27(6)		9,248	9,755,189
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(6)		9,872	10,369,351
Jaguar Holding Co. II/PPD Development, L.P., 5.00%, 6/15/28(6)		8,714	9,249,650

Security	Principal Amount* (000’s omitted)	Value
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(6)	10,611	$10,836,484
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(6)	5,625	6,018,750
LifePoint Health, Inc., 5.375%, 1/15/29(6)	14,859	14,989,016
ModivCare, Inc., 5.875%, 11/15/25(6)	11,006	11,686,996
Molina Healthcare, Inc., 3.875%, 11/15/30(6)	21,119	22,623,729
Molina Healthcare, Inc., 4.375%, 6/15/28(6)	24,218	25,258,647
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(6)	40,772	40,466,210
Prime Healthcare Services, Inc., 7.25%, 11/1/25(6)	14,497	15,566,154
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(6)	10,708	11,696,348
RP Escrow Issuer, LLC, 5.25%, 12/15/25(6)	11,613	12,063,004
Team Health Holdings, Inc., 6.375%, 2/1/25(6)	15,845	14,339,725
Tenet Healthcare Corp., 4.625%, 9/1/24(6)	1,949	2,001,993
Tenet Healthcare Corp., 4.625%, 6/15/28(6)	3,274	3,431,054
Tenet Healthcare Corp., 4.875%, 1/1/26(6)	11,694	12,212,863
Tenet Healthcare Corp., 5.125%, 11/1/27(6)	11,694	12,353,074
Tenet Healthcare Corp., 6.125%, 10/1/28(6)	2,697	2,822,033
Tenet Healthcare Corp., 6.75%, 6/15/23	4,510	4,897,860
Varex Imaging Corp., 7.875%, 10/15/27(6)	12,338	13,232,505

		$766,112,205

Homebuilders & Real Estate — 6.0%
AT Securities B.V., 5.25% to 7/21/23(7)(9)(10)	6,250	$6,543,438
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(6)	11,701	12,166,173
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(6)	16,123	16,551,227
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(6)	3,353	3,543,702
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)	10,480	10,683,050
Empire Communities Corp., 7.00%, 12/15/25(6)	10,064	10,649,725
ESH Hospitality, Inc., 5.25%, 5/1/25(6)	9,878	10,090,130
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(6)	10,461	11,061,357
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)	23,719	24,549,165
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(6)	8,341	8,434,836
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(6)	12,725	13,536,219
Iron Mountain, Inc., 4.50%, 2/15/31(6)	6,248	6,396,890
Iron Mountain, Inc., 5.25%, 7/15/30(6)	10,324	10,956,345
Iron Mountain, Inc., 5.625%, 7/15/32(6)	7,020	7,591,182
M/I Homes, Inc., 4.95%, 2/1/28	12,706	13,406,418
MDC Holdings, Inc., 6.00%, 1/15/43	7,165	9,722,009
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	7,170,148
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,363,963
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	4,084	4,584,167
Pike Corp., 5.50%, 9/1/28(6)	14,715	15,230,025
SBA Communications Corp., 4.00%, 10/1/22	7,385	7,475,651
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,412,495
Service Properties Trust, 3.95%, 1/15/28	11,140	10,158,288
Service Properties Trust, 4.95%, 10/1/29	516	489,024
Service Properties Trust, 5.00%, 8/15/22	8,403	8,487,030
Service Properties Trust, 5.50%, 12/15/27	3,029	3,238,473
Service Properties Trust, 7.50%, 9/15/25	15,222	17,145,777

Security	Principal Amount* (000’s omitted)		Value
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(6)		10,736	$11,024,530
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 4/1/29(6)		4,170	4,305,525
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(6)		12,028	13,211,555
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(6)		7,927	8,962,464
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(6)		10,898	12,336,536
Tri Pointe Homes, Inc., 5.70%, 6/15/28		2,780	3,127,500
Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital, LLC, 6.50%, 2/15/29(6)(11)		11,064	11,084,745
Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC, 7.125%, 12/15/24(6)		3,827	3,947,838
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(6)		8,359	8,509,211
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(6)		8,359	8,709,075
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(6)		12,627	13,080,625
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(6)		12,027	12,829,081
Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	27,700	31,342,926
Vivion Investments S.a.r.l., 3.50%, 11/1/25(7)	EUR	1,300	1,467,702
Weekley Homes, LLC/Weekley Finance Corp., 4.875%, 9/15/28(6)		3,747	3,906,248

			$413,482,468

Insurance — 2.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)		31,755	$33,634,578
AmWINS Group, Inc., 7.75%, 7/1/26(6)		17,206	18,504,021
AssuredPartners, Inc., 5.625%, 1/15/29(6)		4,490	4,562,963
GTCR AP Finance, Inc., 8.00%, 5/15/27(6)		27,647	29,858,760
Hub International, Ltd., 7.00%, 5/1/26(6)		35,781	37,158,747
NFP Corp., 6.875%, 8/15/28(6)		17,368	18,278,083
USI, Inc., 6.875%, 5/1/25(6)		18,000	18,345,330

			$160,342,482

Leisure — 2.1%
Carnival Corp., 7.625%, 3/1/26(6)		5,348	$5,665,538
Carnival Corp., 11.50%, 4/1/23(6)		4,086	4,641,880
Expedia Group, Inc., 6.25%, 5/1/25(6)		4,112	4,756,792
Expedia Group, Inc., 7.00%, 5/1/25(6)		2,055	2,252,029
Life Time, Inc., 5.75%, 1/15/26(6)		10,468	10,593,616
Life Time, Inc., 8.00%, 4/15/26(6)(11)		8,700	8,732,625
NCL Corp, Ltd., 3.625%, 12/15/24(6)		8,076	7,162,402
NCL Corp, Ltd., 5.875%, 3/15/26(6)		6,558	6,500,650
NCL Corp, Ltd., 10.25%, 2/1/26(6)		8,375	9,735,937
Powdr Corp., 6.00%, 8/1/25(6)		14,496	15,238,920
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		6,862	5,999,961
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27		3,036	3,284,573
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)		11,462	11,376,035
Viking Cruises, Ltd., 5.875%, 9/15/27(6)		31,152	29,886,450
Viking Cruises, Ltd., 6.25%, 5/15/25(6)		8,680	8,494,639
Viking Cruises, Ltd., 7.00%, 2/15/29(6)(11)		6,622	6,613,722
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)(11)		4,238	4,227,405

			$145,163,174

Security	Principal Amount* (000’s omitted)	Value
Metals & Mining — 2.6%
Arconic Corp., 6.125%, 2/15/28(6)	18,916	$20,321,459
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(6)	24,527	26,422,692
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(6)	3,633	4,276,513
Constellium SE, 5.625%, 6/15/28(6)	3,000	3,215,625
Constellium SE, 5.875%, 2/15/26(6)	8,394	8,645,610
Eldorado Gold Corp., 9.50%, 6/1/24(6)	7,780	8,683,608
First Quantum Minerals, Ltd., 7.25%, 4/1/23(6)	7,613	7,787,376
First Quantum Minerals, Ltd., 7.50%, 4/1/25(6)	11,684	12,093,290
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	6,497,151
Freeport-McMoRan, Inc., 5.45%, 3/15/43	16,137	20,201,265
Hudbay Minerals, Inc., 6.125%, 4/1/29(6)	13,706	14,562,625
New Gold, Inc., 6.375%, 5/15/25(6)	3,592	3,724,455
New Gold, Inc., 7.50%, 7/15/27(6)	14,348	15,543,691
Novelis Corp., 4.75%, 1/30/30(6)	15,432	16,232,535
Novelis Corp., 5.875%, 9/30/26(6)	7,032	7,374,810

		$175,582,705

Paper — 0.5%
Boise Cascade Co., 4.875%, 7/1/30(6)	6,212	$6,759,433
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(6)	25,273	26,673,756

		$33,433,189

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(6)	19,293	$20,727,917

		$20,727,917

Restaurant — 1.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(6)	4,829	$4,907,713
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.00%, 10/15/30(6)	26,200	26,036,250
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(6)	7,702	7,869,056
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(6)	2,861	3,053,202
Dave & Buster’s, Inc., 7.625%, 11/1/25(6)	22,946	24,208,030
IRB Holding Corp., 6.75%, 2/15/26(6)	9,423	9,721,898
IRB Holding Corp., 7.00%, 6/15/25(6)	5,836	6,348,663
Yum! Brands, Inc., 3.625%, 3/15/31	10,596	10,397,325
Yum! Brands, Inc., 7.75%, 4/1/25(6)	2,329	2,559,245

		$95,101,382

Services — 3.0%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(6)	9,946	$10,666,588
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(6)	16,398	17,873,820
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(6)	6,020	6,031,287
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(6)	4,829	4,888,348
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(6)	6,080	6,194,030
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(6)	2,005	2,033,822
Cars.com, Inc., 6.375%, 11/1/28(6)	11,371	12,053,260
frontdoor, inc., 6.75%, 8/15/26(6)	9,290	9,940,300

Security	Principal Amount* (000’s omitted)	Value
Garda World Security Corp., 9.50%, 11/1/27(6)	7,404	$8,138,403
Gartner, Inc., 3.75%, 10/1/30(6)	6,252	6,435,559
Gartner, Inc., 4.50%, 7/1/28(6)	8,049	8,499,342
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	23,462	24,628,883
IAA, Inc., 5.50%, 6/15/27(6)	3,243	3,411,555
IHS Markit, Ltd., 5.00%, 11/1/22(6)	4,300	4,585,907
KAR Auction Services, Inc., 5.125%, 6/1/25(6)	5,969	6,133,147
Korn Ferry, 4.625%, 12/15/27(6)	12,207	12,881,437
Sabre GLBL, Inc., 9.25%, 4/15/25(6)	8,938	10,615,663
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	22,509,788
TMS International Holding Corp., 7.25%, 8/15/25(6)	3,930	4,008,600
Univar Solutions USA, Inc., 5.125%, 12/1/27(6)	12,929	13,597,300
White Cap Buyer, LLC, 6.875%, 10/15/28(6)	10,675	11,115,717

		$206,242,756

Steel — 0.9%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	6,940	$7,555,196
Allegheny Technologies, Inc., 5.875%, 12/1/27	3,320	3,492,607
Allegheny Technologies, Inc., 7.875%, 8/15/23	5,718	6,270,016
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	13,566	14,595,117
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(6)	18,189	19,382,562
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(6)	9,306	10,514,151

		$61,809,649

Super Retail — 2.1%
Academy, Ltd., 6.00%, 11/15/27(6)	9,582	$10,120,987
Asbury Automotive Group, Inc., 4.50%, 3/1/28	2,690	2,770,700
Asbury Automotive Group, Inc., 4.75%, 3/1/30	3,517	3,703,225
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(6)	11,651	12,481,134
CP Atlas Buyer, Inc., 7.00%, 12/1/28(6)	4,404	4,582,912
Group 1 Automotive, Inc., 4.00%, 8/15/28(6)	8,100	8,279,820
Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)	9,199	9,469,681
L Brands, Inc., 6.625%, 10/1/30(6)	8,425	9,446,952
L Brands, Inc., 6.75%, 7/1/36	3,883	4,443,608
L Brands, Inc., 6.875%, 7/1/25(6)	3,969	4,328,018
L Brands, Inc., 6.875%, 11/1/35	13,007	15,098,396
L Brands, Inc., 7.60%, 7/15/37	1,923	2,134,530
L Brands, Inc., 9.375%, 7/1/25(6)	2,779	3,435,539
Lithia Motors, Inc., 4.375%, 1/15/31(6)	3,271	3,468,454
Lithia Motors, Inc., 4.625%, 12/15/27(6)	3,872	4,092,220
Penske Automotive Group, Inc., 3.50%, 9/1/25	10,080	10,319,904
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(6)(11)	4,222	4,222,000
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(6)(11)	4,440	4,440,000
PVH Corp., 7.75%, 11/15/23	13,090	15,345,288
Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	3,190,539
William Carter Co. (The), 5.50%, 5/15/25(6)	2,782	2,961,091
William Carter Co. (The), 5.625%, 3/15/27(6)	5,782	6,118,079

		$144,453,077

Technology — 4.0%
Alliance Data Systems Corp., 4.75%, 12/15/24(6)	8,162	$8,299,734
Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)	6,891	6,981,961
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(6)	17,280	17,827,690
CDK Global, Inc., 5.25%, 5/15/29(6)	8,876	9,628,241

Security	Principal Amount* (000’s omitted)		Value
Crowdstrike Holdings, Inc., 3.00%, 2/15/29		4,208	$4,265,860
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(6)		3,887	4,619,391
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(6)		6,040	6,060,838
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(6)		20,410	24,649,914
Dell International, LLC/EMC Corp., 6.10%, 7/15/27(6)		7,814	9,679,299
Dell International, LLC/EMC Corp., 6.20%, 7/15/30(6)		3,906	4,999,735
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(6)		22,620	23,515,752
Endurance Acquisition Merger Sub, 6.00%, 2/15/29(6)(11)		13,402	13,200,970
Entegris, Inc., 4.375%, 4/15/28(6)		7,114	7,523,055
Entegris, Inc., 4.625%, 2/10/26(6)		5,107	5,295,321
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(6)		11,559	12,199,484
LogMeIn, Inc., 5.50%, 9/1/27(6)		19,097	20,004,107
ON Semiconductor Corp., 3.875%, 9/1/28(6)		14,229	14,762,588
Open Text Corp., 3.875%, 2/15/28(6)		7,623	7,826,687
Open Text Holdings, Inc., 4.125%, 2/15/30(6)		6,669	7,012,720
Presidio Holdings, Inc., 4.875%, 2/1/27(6)		1,858	1,954,783
Presidio Holdings, Inc., 8.25%, 2/1/28(6)		14,939	16,647,648
Rackspace Technology Global, Inc., 5.375%, 12/1/28(6)		14,806	15,463,016
Seagate HDD Cayman, 3.125%, 7/15/29(6)		8,622	8,369,160
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(6)		16,036	16,592,529
Sensata Technologies, Inc., 3.75%, 2/15/31(6)		6,115	6,283,407
SS&C Technologies, Inc., 5.50%, 9/30/27(6)		3,828	4,058,675

			$277,722,565

Telecommunications — 6.4%
Altice Financing S.A., 2.25%, 1/15/25(7)	EUR	6,160	$7,240,152
Altice Financing S.A., 7.50%, 5/15/26(6)		8,407	8,827,350
Altice Finco S.A., 4.75%, 1/15/28(7)	EUR	9,335	11,018,402
Altice France Holding S.A., 4.00%, 2/15/28(7)	EUR	8,321	9,681,405
Altice France Holding S.A., 6.00%, 2/15/28(6)		5,436	5,486,854
Altice France Holding S.A., 10.50%, 5/15/27(6)		11,966	13,439,314
Altice France S.A., 5.125%, 1/15/29(6)		6,470	6,684,319
Altice France S.A., 5.50%, 1/15/28(6)		6,163	6,424,927
Altice France S.A., 7.375%, 5/1/26(6)		14,192	14,861,862
Altice France S.A., 8.125%, 2/1/27(6)		23,848	26,319,726
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)		19,559	20,925,196
DKT Finance ApS, 9.375%, 6/17/23(6)		7,633	7,939,847
Frontier California, Inc., 6.75%, 5/15/27(13)		2,855	3,011,140
Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	7,288,668
Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,712,376
Level 3 Financing, Inc., 3.75%, 7/15/29(6)		4,248	4,279,350
Level 3 Financing, Inc., 4.25%, 7/1/28(6)		20,356	20,879,353
Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,770,663
Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	8,999,906
Lumen Technologies, Inc., 4.50%, 1/15/29(6)		16,308	16,770,087
Lumen Technologies, Inc., 6.75%, 12/1/23		6,738	7,480,393
Lumen Technologies, Inc., 7.50%, 4/1/24		1,275	1,438,888
Sprint Capital Corp., 6.875%, 11/15/28		12,053	15,495,638
Sprint Communications, Inc., 6.00%, 11/15/22		2,445	2,630,331
Sprint Communications, Inc., 9.25%, 4/15/22		1,290	1,412,350
Sprint Corp., 7.125%, 6/15/24		7,445	8,690,548
Sprint Corp., 7.25%, 9/15/21		6,650	6,877,762

Security	Principal Amount* (000’s omitted)	Value
Sprint Corp., 7.625%, 2/15/25	14,960	$17,895,900
Sprint Corp., 7.625%, 3/1/26	6,584	8,124,755
Sprint Corp., 7.875%, 9/15/23	39,717	45,922,781
T-Mobile USA, Inc., 2.25%, 2/15/26	8,420	8,519,272
T-Mobile USA, Inc., 2.625%, 2/15/29	10,523	10,574,352
T-Mobile USA, Inc., 2.875%, 2/15/31	6,314	6,377,172
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,938,404
T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	7,608,425
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	26,973,079
Telecom Italia Capital S.A., 6.00%, 9/30/34	11,263	13,508,561
Telecom Italia SpA, 5.303%, 5/30/24(6)	9,431	10,260,834
ViaSat, Inc., 5.625%, 4/15/27(6)	8,549	9,003,166
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(6)	4,498	4,498,945

		$432,792,453

Transport Excluding Air & Rail — 0.2%
XPO Logistics, Inc., 6.125%, 9/1/23(6)	4,378	$4,457,351
XPO Logistics, Inc., 6.25%, 5/1/25(6)	9,083	9,764,225

		$14,221,576

Utility — 2.5%
Calpine Corp., 4.50%, 2/15/28(6)	8,179	$8,413,737
Calpine Corp., 4.625%, 2/1/29(6)	6,095	6,165,092
Calpine Corp., 5.00%, 2/1/31(6)	8,130	8,365,770
Calpine Corp., 5.125%, 3/15/28(6)	11,510	11,929,137
Calpine Corp., 5.25%, 6/1/26(6)	4,855	5,015,603
Drax Finco PLC, 6.625%, 11/1/25(6)	8,565	8,912,953
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(6)	14,396	16,051,540
FirstEnergy Corp., Series B, 4.40%, 7/15/27	9,289	10,159,232
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(6)	432	461,916
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(6)	6,122	6,810,725
NRG Energy, Inc., 3.375%, 2/15/29(6)	6,548	6,710,227
NRG Energy, Inc., 3.625%, 2/15/31(6)	10,913	11,369,982
NRG Energy, Inc., 5.25%, 6/15/29(6)	4,920	5,423,390
NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,876,165
NRG Energy, Inc., 7.25%, 5/15/26	12,781	13,419,922
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)	6,035	6,393,932
TerraForm Power Operating, LLC, 4.25%, 1/31/23(6)	4,625	4,770,317
TerraForm Power Operating, LLC, 4.75%, 1/15/30(6)	5,000	5,373,550

Security	Principal Amount* (000’s omitted)	Value
TerraForm Power Operating, LLC, 5.00%, 1/31/28(6)	13,722	$15,257,149
Vistra Operations Co., LLC, 4.30%, 7/15/29(6)	1,473	1,695,453
Vistra Operations Co., LLC, 5.00%, 7/31/27(6)	9,285	9,783,604

		$171,359,396

Total Corporate Bonds & Notes (identified cost $5,901,678,437)		$6,194,424,577

Preferred Stocks — 0.4%

Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25 (9)	898,591	$27,928,208

Total Preferred Stocks (identified cost $25,216,937)		$27,928,208

Senior Floating-Rate Loans — 6.6%(14)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing 5/30/25	$5,208	$5,133,482

		$5,133,482

Air Transportation — 0.0%(3)
Mileage Plus Holdings, LLC, Term Loan, Maturing 6/25/27(15)	$1,569	$1,675,664

		$1,675,664

Automotive & Auto Parts — 0.2%
Truck Hero, Inc., Term Loan, Maturing 1/31/28(15)	$15,060	$15,107,062

		$15,107,062

Capital Goods — 0.2%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	$4,652	$4,669,270
Hillman Group, Inc. (The), Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	4,702	4,714,099
Welbilt, Inc., Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing 10/23/25	6,466	6,191,038

		$15,574,407

Diversified Financial Services — 0.2%
Endure Digital, Inc., Term Loan, Maturing 1/27/28(15)	$2,444	$2,432,212
Endure Digital, Inc., Term Loan, Maturing 2/10/28(15)	10,172	10,172,000

		$12,604,212

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Media — 0.1%
Adevinta ASA, Term Loan, Maturing 10/13/27(15)	$3,000	$3,005,001
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	3,454	3,487,361

		$6,492,362

Food, Beverage & Tobacco — 0.5%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$23,313	$23,569,397
HLF Financing S.a.r.l., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	11,613	11,651,069

		$35,220,466

Gaming — 0.7%
Golden Nugget, Inc., Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing 10/4/23	$126	$143,136
Lago Resort & Casino, LLC, Term Loan, 10.50%, (3 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing 3/7/22	10,697	10,469,675
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24	23,313	23,477,450
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	6,813	6,936,775
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	494	502,665
Stars Group Holdings B.V. (The), Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	5,583	5,608,502

		$47,138,203

Healthcare — 0.4%
Envision Healthcare Corporation, Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$14,993	$12,901,725
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 6/7/23	4,319	4,321,888
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 11/16/25	8,124	8,129,575

		$25,353,188

Hotels — 0.1%
Playa Resorts Holding B.V., Term Loan, Maturing 4/29/24(15)	$5,031	$4,869,243

		$4,869,243

Insurance — 1.8%
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing 2/12/27	$993	$1,000,068
Asurion, LLC, Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	62,496	62,730,708
Asurion, LLC, Term Loan, Maturing 7/31/27(15)	12,557	12,431,430
Asurion, LLC, Term Loan - Second Lien, Maturing 1/29/28(15)	33,480	33,480,000
Sedgwick Claims Management Services, Inc., Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	11,487	11,436,326

		$121,078,532

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 2/5/25	$14,885	$14,892,185
IRB Holding Corp., Term Loan, Maturing 12/15/27(15)	14,955	15,054,705

		$29,946,890

Services — 0.4%
AlixPartners, LLP, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$13,108	$13,109,758
AlixPartners, LLP, Term Loan, Maturing 2/4/28(15)	13,539	13,535,913

		$26,645,671

Super Retail — 0.7%
CP Atlas Buyer, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing 11/23/27	$636	$639,909
CP Atlas Buyer, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing 11/23/27	1,909	1,912,579
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 3/11/22	23,669	23,683,894
PetSmart, Inc., Term Loan, Maturing 1/27/28(15)	24,848	24,599,520

		$50,835,902

Technology — 0.7%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$17,341	$17,351,084
Presidio, Inc., Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing 1/22/27	7,972	8,000,707
Riverbed Technology, Inc., Term Loan — Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing 12/31/26	11,107	9,070,679
SS&C Technologies, Inc., Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	14,126	14,087,109

		$48,509,579

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing 7/13/22(16)	$8,464	$8,654,902

		$8,654,902

Total Senior Floating-Rate Loans (identified cost $455,270,351)		$454,839,765

Miscellaneous — 0.3%

Security	Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(4)	11,599,560	$0

		$0

Gaming — 0.3%
PGP Investors, LLC, Membership Interests(1)(4)(5)	55,373	$22,068,676

		$22,068,676

Total Miscellaneous (identified cost $6,518,580)		$22,068,676

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(17)	207,060,862	$207,060,862

Total Short-Term Investments (identified cost $207,060,862)		$207,060,862

Total Investments — 102.0% (identified cost $6,689,582,592)		$6,994,080,157

Other Assets, Less Liabilities — (2.0)%		$(139,254,871)

Net Assets — 100.0%		$6,854,825,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Restricted security.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $4,267,787,510 or 62.3% of the Fund’s net assets.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $145,220,505 or 2.1% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	When-issued security.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Issuer is in default with respect to interest and/or principal payments.

(14)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(16)

The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	43,643,634	EUR	35,957,716	Bank of America, N.A.	4/30/21	$—	$(77,054)
USD	28,378,785	EUR	23,383,000	Citibank, N.A.	4/30/21	—	(52,411)
USD	28,381,959	EUR	23,383,868	Goldman Sachs International	4/30/21	—	(50,292)
USD	31,838,077	EUR	26,238,022	State Street Bank and Trust Company	4/30/21	—	(64,517)
USD	8,061,250	GBP	5,889,000	Citibank, N.A.	4/30/21	—	(11,308)
USD	8,062,612	GBP	5,890,180	State Street Bank and Trust Company	4/30/21	—	(11,564)

						$—	$(267,146)

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:
EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2021, the Fund owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$18,931	$6,726,271
Extraction Oil & Gas, Inc.	1/28/21	18,798	278,014	522,844
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0

Total Common Stocks			$8,819,730	$7,443,323

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$0

Total Convertible Preferred Stocks			$2,928,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15 4/23/18, 11/30/20	55,373	$6,518,580	$22,068,676

Total Miscellaneous			$6,518,580	$22,068,676

Total Restricted Securities			$18,266,310	$29,511,999

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $207,060,862, which represents 3.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$156,720,062	$511,515,325	$(461,174,525)	$—	$—	$207,060,862	$37,161	207,060,862

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$35,636,582	$2,450,570	$7,443,323	$45,530,475
Convertible Bonds	—	12,966,563	—	12,966,563
Convertible Preferred Stocks	29,261,031	—	0	29,261,031
Corporate Bonds & Notes	—	6,171,059,585	23,364,992	6,194,424,577
Preferred Stocks	27,928,208	—	—	27,928,208
Senior Floating-Rate Loans	—	454,839,765	—	454,839,765
Miscellaneous	—	—	22,068,676	22,068,676
Short-Term Investments	—	207,060,862	—	207,060,862
Total Investments	$92,825,821	$6,848,377,345	$52,876,991	$6,994,080,157

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(267,146)	$—	$(267,146)
Total	$—	$(267,146)	$—	$(267,146)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.